Business Acquisitions (Details) - VEO Purchase Price [Member]	1 Months Ended
Jan. 31, 2019 USD ($) $ / shares shares
Number of Preferred Series A shares paid | shares	1,500,000
Per share value | $ / shares	$ 8.81
Purchase price | $	$ 13,215,000